Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) In Thousands	3 Months Ended								12 Months Ended																																																																									12 Months Ended																																																				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Nidec Corporation USD ($)	Mar. 31, 2011 Nidec Corporation JPY (¥)	Mar. 31, 2010 Nidec Corporation JPY (¥)	Mar. 31, 2009 Nidec Corporation JPY (¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ($)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2009 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2011 Nidec (Zhejiang) USD ($)	Mar. 31, 2011 Nidec (Zhejiang) JPY (¥)	Mar. 31, 2010 Nidec (Zhejiang) JPY (¥)	Mar. 31, 2009 Nidec (Zhejiang) JPY (¥)	Mar. 31, 2011 Nidec (Dalian) USD ($)	Mar. 31, 2011 Nidec (Dalian) JPY (¥)	Mar. 31, 2010 Nidec (Dalian) JPY (¥)	Mar. 31, 2009 Nidec (Dalian) JPY (¥)	Mar. 31, 2011 Nidec Singapore USD ($)	Mar. 31, 2011 Nidec Singapore JPY (¥)	Mar. 31, 2010 Nidec Singapore JPY (¥)	Mar. 31, 2009 Nidec Singapore JPY (¥)	Mar. 31, 2011 Nidec (H.K.) USD ($)	Mar. 31, 2011 Nidec (H.K.) JPY (¥)	Mar. 31, 2010 Nidec (H.K.) JPY (¥)	Mar. 31, 2009 Nidec (H.K.) JPY (¥)	Mar. 31, 2011 Nidec Philippines USD ($)	Mar. 31, 2011 Nidec Philippines JPY (¥)	Mar. 31, 2010 Nidec Philippines JPY (¥)	Mar. 31, 2009 Nidec Philippines JPY (¥)	Mar. 31, 2011 Nidec Sankyo USD ($)	Mar. 31, 2011 Nidec Sankyo JPY (¥)	Mar. 31, 2010 Nidec Sankyo JPY (¥)	Mar. 31, 2009 Nidec Sankyo JPY (¥)	Mar. 31, 2011 Nidec Copal USD ($)	Mar. 31, 2011 Nidec Copal JPY (¥)	Mar. 31, 2010 Nidec Copal JPY (¥)	Mar. 31, 2009 Nidec Copal JPY (¥)	Mar. 31, 2011 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Tosok USD ($)	Mar. 31, 2010 Nidec Tosok JPY (¥)	Mar. 31, 2009 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Copal Electronics USD ($)	Mar. 31, 2011 Nidec Copal Electronics JPY (¥)	Mar. 31, 2010 Nidec Copal Electronics JPY (¥)	Mar. 31, 2009 Nidec Copal Electronics JPY (¥)	Mar. 31, 2011 Nidec Techno Motor JPY (¥)	Mar. 31, 2011 Nidec Techno Motor USD ($)	Mar. 31, 2010 Nidec Techno Motor JPY (¥)	Mar. 31, 2009 Nidec Techno Motor JPY (¥)	Mar. 31, 2011 Nidec Motor USD ($)	Mar. 31, 2011 Nidec Motor JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ($)	Mar. 31, 2010 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2009 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 All Others USD ($)	Mar. 31, 2011 All Others JPY (¥)	Mar. 31, 2010 All Others JPY (¥)	Mar. 31, 2009 All Others JPY (¥)	Mar. 31, 2011 Intersegment elimination USD ($)	Mar. 31, 2011 Intersegment elimination JPY (¥)	Mar. 31, 2010 Intersegment elimination JPY (¥)	Mar. 31, 2009 Intersegment elimination JPY (¥)	Mar. 31, 2011 US GAAP Adjustments USD ($)	Mar. 31, 2011 US GAAP Adjustments JPY (¥)	Mar. 31, 2010 US GAAP Adjustments JPY (¥)	Mar. 31, 2011 Subtotal Before Elimination Adjustments USD ($)	Mar. 31, 2011 Subtotal Before Elimination Adjustments JPY (¥)	Mar. 31, 2010 Subtotal Before Elimination Adjustments JPY (¥)	Mar. 31, 2009 Subtotal Before Elimination Adjustments JPY (¥)	Mar. 31, 2011 Pension and severance costs USD ($)	Mar. 31, 2011 Pension and severance costs JPY (¥)	Mar. 31, 2010 Pension and severance costs JPY (¥)	Mar. 31, 2009 Pension and severance costs JPY (¥)	Mar. 31, 2011 Lease USD ($)		Mar. 31, 2011 Lease JPY (¥)		Mar. 31, 2010 Lease JPY (¥)		Mar. 31, 2009 Lease JPY (¥)		Mar. 31, 2011 Reclassification USD ($)		Mar. 31, 2011 Reclassification JPY (¥)		Mar. 31, 2010 Reclassification JPY (¥)		Mar. 31, 2009 Reclassification JPY (¥)		Mar. 31, 2011 Others USD ($)		Mar. 31, 2011 Others JPY (¥)		Mar. 31, 2010 Others JPY (¥)		Mar. 31, 2009 Others JPY (¥)		Mar. 31, 2011 Others USD ($)		Mar. 31, 2011 Others JPY (¥)		Mar. 31, 2010 Others JPY (¥)		Mar. 31, 2009 Others JPY (¥)		Mar. 31, 2011 Intangible assets and other fair value adjustments USD ($)	Mar. 31, 2011 Intangible assets and other fair value adjustments JPY (¥)	Mar. 31, 2010 Intangible assets and other fair value adjustments JPY (¥)	Mar. 31, 2011 Goodwill USD ($)	Mar. 31, 2011 Goodwill JPY (¥)	Mar. 31, 2010 Goodwill JPY (¥)	Mar. 31, 2011 Others USD ($)		Mar. 31, 2011 Others JPY (¥)		Mar. 31, 2010 Others JPY (¥)		Mar. 31, 2011 Reconciliation USD ($)		Mar. 31, 2011 Reconciliation JPY (¥)		Mar. 31, 2010 Reconciliation JPY (¥)
Net sales:
Net sales to external customers																	$ 869,922	¥ 72,334,000	¥ 67,285,000	¥ 62,260,000																									$ 1,101,455	¥ 91,586,000	¥ 75,807,000	¥ 92,186,000	$ 786,278	¥ 65,379,000	¥ 61,275,000	¥ 69,451,000	¥ 29,745,000	$ 357,727	¥ 23,345,000	¥ 20,188,000	$ 367,444	¥ 30,553,000	¥ 24,954,000	¥ 28,429,000	¥ 58,363,000	$ 701,900	¥ 38,062,000	¥ 41,341,000
Net sales to external customers																					982,935	81,731,000	87,792,000	80,247,000
Net sales to other operating segments																					505,400	42,024,000	41,117,000	31,125,000
Net sales to external customers																									294,648	24,500,000	22,948,000	18,305,000	50,728	4,218,000	6,976,000	7,725,000
Net sales to external customers																																	229,489	19,082,000	26,157,000	27,117,000
Net sales to other operating segments																																	5,424	451,000	390,000	206,000
Net sales to external customers																																					658,220	54,731,000	50,066,000	37,761,000
Net sales to other operating segments																																					17,474	1,453,000	3,841,000	5,105,000
Net sales to external customers																																									88,238	7,337,000	10,891,000	7,517,000
Net sales to other operating segments																																									342,802	28,504,000	28,019,000	24,357,000
Net sales to external customers									8,275,863		688,138,000		586,950,000		606,656,000																																																		426,434	35,458,000					898,978	74,750,000	59,206,000	79,781,000
Adjustments									4,714	[1]	392,000	[1]	(921,000)	[1]	4,147,000	[1]
Consolidated total	2,087,264	173,556,000	2,148,635	178,659,000	2,015,021	167,549,000	2,029,657	168,766,000	8,280,577		688,530,000		586,029,000		610,803,000
Net sales to external customers																																																																			38,371,000	461,467	32,186,000	34,348,000
Net sales to other operating segments																																																																			6,702,000	80,601	9,432,000	7,548,000
Net sales to other operating segments																	894,841	74,406,000	77,125,000	72,064,000																									6,687	556,000	395,000	648,000	31,654	2,632,000	2,357,000	4,872,000	201,000	2,417	156,000	139,000	325	27,000	31,000	43,000	877,000	10,547	818,000	834,000
Net sales to other operating segments																									46,518	3,868,000	3,589,000	2,624,000	250,776	20,852,000	24,274,000	26,837,000
Net sales to other operating segments																																																																							881,467	73,294,000	70,634,000	59,279,000			(262,178,000)	(235,681,000)				3,076,933	255,847,000	262,178,000	235,681,000
Consolidated total																																																																							881,467	73,294,000	70,634,000	59,279,000			(262,178,000)	(235,681,000)				3,076,933	255,847,000	262,178,000	235,681,000
Operating income or loss:
Operating income or loss																					264,883	22,025,000	22,674,000	15,629,000
Operating income or loss																																	2,946	245,000	319,000	178,000
Operating income or loss																																					6,518	542,000	608,000	554,000
Operating income or loss																																									64,979	5,403,000	6,939,000	2,321,000
Operating income or loss																																																																			1,274,000	15,322	553,000	(407,000)
Operating income or loss																	81,768	6,799,000	8,066,000	7,315,000																									135,334	11,253,000	7,389,000	5,705,000	110,499	9,188,000	6,075,000	4,832,000	4,009,000	48,214	2,825,000	1,655,000	59,759	4,969,000	2,422,000	2,760,000	4,115,000	49,489	1,951,000	1,469,000
Operating income or loss																									23,043	1,916,000	1,946,000	(324,000)	31,966	2,658,000	4,808,000	2,913,000
Operating income or loss									1,088,502		90,509,000		78,886,000		52,481,000																																																		1,720	143,000					192,062	15,970,000	12,311,000	7,881,000
U.S. GAAP adjustments																																																																																						(673)	(56,000)	369,000	12,000	2,357		196,000		288,000		376,000
Other adjustments to segment operating profit																																																																											18,797	1,563,000	598,000	(638,000)																				(12,880)	[2]	(1,071,000)	[2]	(360,000)	[2]	(798,000)	[2]	(7,384)	[3]	(614,000)	[3]	(1,268,000)	[3]	582,000	[3]
Operating income									1,088,719		90,527,000		78,513,000		52,015,000
Depreciation:
Depreciation																					56,392	4,689,000	4,058,000	4,377,000
Depreciation																																	950	79,000	78,000	150,000
Depreciation																																					36	3,000	3,000	5,000
Depreciation																																									32,880	2,734,000	2,717,000	3,474,000
Depreciation																																																																			1,383,000	16,633	1,494,000	1,641,000
Consolidated total									396,645		32,981,000		29,185,000		32,147,000
Depreciation																	12,892	1,072,000	1,941,000	1,417,000																									46,061	3,830,000	3,957,000	5,344,000	47,986	3,990,000	3,340,000	3,606,000	2,119,000	25,484	1,768,000	1,613,000	15,081	1,254,000	1,325,000	1,335,000	2,164,000	26,025	1,953,000	2,014,000
Depreciation																									13,482	1,121,000	1,122,000	1,138,000	9,381	780,000	529,000	688,000
Depreciation									408,743		33,987,000		30,371,000		32,667,000																																																		29,176	2,426,000					76,284	6,343,000	6,086,000	5,865,000																(661)	[4]	(55,000)	[4]	(63,000)	[4]	53,000	[4]																	(11,437)	[5]	(951,000)	[5]	(1,123,000)	[5]	(573,000)	[5]
Segment assets:
Total assets	8,998,256	748,205,000							8,998,256		748,205,000		692,791,000
Segment assets																	5,378,473	447,220,000	405,958,000																										1,258,569	104,650,000	101,339,000		803,524	66,813,000	70,124,000		36,682,000	441,155	30,318,000		416,608	34,641,000	33,183,000		46,950,000	564,642	41,719,000
Segment assets																					790,836	65,758,000	69,885,000
Segment assets																									179,627	14,936,000	13,785,000		246,831	20,524,000	23,251,000
Segment assets																																	99,555	8,278,000	10,773,000
Segment assets																																					191,642	15,935,000	17,120,000
Segment assets																																									303,307	25,220,000	26,867,000
Segment assets	13,259,988	1,102,568,000							13,259,988		1,102,568,000		997,747,000																																																				756,380	62,893,000					1,435,538	119,365,000	118,560,000
Segment assets																																																																			32,703,000	393,301	34,865,000
Adjustments to Segment assets																																																																											(5,352,844)	(445,089,000)	(380,410,000)		(1,022)	(85,000)	617,000																																									168,250	13,990,000	14,355,000	987,456	82,107,000	72,231,000	(63,572)	[6]	(5,286,000)	[6]	(11,749,000)	[6]
Expenditure for segment assets																	26,903	2,237,000	7,535,000																										45,424	3,777,000	2,487,000		69,886	5,811,000	2,385,000		2,586,000	31,100	818,000		20,938	1,741,000	617,000		2,808,000	33,770	859,000
Expenditure for segment assets																					110,319	9,173,000	5,007,000
Expenditure for segment assets																									10,150	844,000	253,000		25,929	2,156,000	177,000
Expenditure for segment assets																																	84	7,000	9,000
Expenditure for segment assets																																					96	8,000	0
Expenditure for segment assets																																									40,277	3,349,000	3,862,000
Expenditure for segment assets									507,973		42,238,000		29,357,000																																																				12,147	1,010,000					65,472	5,444,000	3,580,000																																																													153,602	[7]	12,772,000	[7]	7,251,000	[7]
Expenditure for segment assets																																																																			1,287,000	15,478	1,768,000
Consolidated total									$ 661,575		¥ 55,010,000		¥ 36,608,000		¥ 38,501,000

[1]	US GAAP adjustments related to the differences of revenue recognition between recognition at the time of shipment and at the time of customer receipt are main components of Adjustments.
[2]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly loss on sales or disposals of fixed assets the year ended March 31, 2009, 2010 and 2011.
[3]	Others is mainly from the amortization of capitalized assets related to business combinations for the years ended March 31, 2009, 2010 and 2011.
[4]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[5]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[6]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[7]	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.